Tax Increment Financing	12 Months Ended
Dec. 31, 2011
Tax Increment Financing [Abstract]
Tax Increment Financing

9. TAX INCREMENT FINANCING

In 2007, the Company entered into a Redevelopment Contract with the City of Atkinson, Nebraska and a related note payable to a bank. Under the terms of the Redevelopment Contract, the Company receives back from the City a portion of the real estate taxes it pays on the Company's plant. These tax increment revenues are pledged on the note payable to the bank. Prior to the restructuring of the note in December 2011, the note was payable in fixed semiannual principal payments through December 2021, the note's final maturity date, plus interest at 9.5%. As of December 31, 2010, the Company was in default on the note. In December 2011, as part of a waiver of such default, the note was amended to require (1) monthly interest payments at the one-month LIBOR rate plus 5.5%, but not less than 6.0% (6.0% at December 31, 2011) (2) semiannual principal and interest payments in an amount equal to the tax increment revenues received by the Company and (3) beginning on September 30, 2012, additional principal payments will be due on the last day of the first, second and third calendar quarter in an amount equal to 25% of the Company's aggregate cash balances in excess of $3,600,000. As of December 31, 2011 and 2010, the Company had a principal balance of $6,579,000 outstanding on the note. As of December 31, 2011, as part of the restructuring, the Company paid all interest due on the note.

The Company is required to maintain cash in an escrow account of $230,000 as of December 31, 2011, with subsequent monthly deposits sufficient to pay real estate taxes when due from the account. The Company is required to maintain compliance with the same financial covenants set forth in the amended and restated master credit agreement.

As of December 31, 2011, the Company has recorded accrued property taxes of $1,361,376 and, as a result of the Redevelopment Contract, a receivable of $1,120,000 for the portion expected to refunded and used for debt service.